BABSON
BOND TRUST

Semiannual Report
May 31, 1997

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

After 1997's rocky start, the bond market turned around, thanks to a late spring rally that drove interest rates down, erasing a majority of this year's earlier increases.

At the beginning of the second quarter investors were nervous over additional tightening of monetary policy, after the Federal Reserve raised rates in late March. However, these fears dissipated in May when it became clear that the economy's growth rate was slowing from the first quarter's torrid pace. The market was also buoyed by a continuation of favorable inflation reports and strong demand by domestic and foreign investors. May inflation numbers showed that year-over-year growth in the Consumer Price Index fell from 3.2% in December to 2.2% just five months later.

When it became apparent that monetary policy was on hold, the slope of the Treasury coupon curve steepened modestly. The slope of the curve between 10 and 30 years widened by 10 basis points, primarily due to the Treasury's announcement that it would be cutting the number of annual ten-year note auctions from six to four. This had a favorable impact on the ten-year area and is indicative of the Treasury's reduced borrowing needs due to the decrease in the federal deficit.

For the six and twelve month periods ending May 31, 1997, total investment returns (price change and reinvested distributions) of Babson Bond Trust - Portfolio S were 1.3% and 7%, respectively. During the same periods, total investment returns for Portfolio L were 0.65% and 7%, respectively.

Average annual compounded total returns for Portfolio S for one year, five years and the life of the Fund (inception April 19, 1988) as of June 30, 1997, were 7.03%, 6.10% and 7.58%, respectively. For Portfolio L, total returns for one, five and ten year periods were 6.92%, 6.63% and 8.17%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

OUTLOOK

As the second half of the year commences, unemployment remains at a near record low, real wages are rising at the fastest pace since the early 1980s, consumer confidence is high, there are signs that productivity is accelerating and inflation is benign. This is all wonderful news for both holders of financial assets and the real economy, but it does beg the question - how much longer can it last? After all, the business cycle is now in its seventh year, traditionally a time when inflation starts to accelerate and capacity constraints come into play. The bond market continues to be skeptical that inflation will remain well behaved, but it also recognizes that new forces may be at play.

There is growing debate within academic and investment communities that because we are in a so-called "new era," the economy's long-term potential growth rate is higher today than in the past. New era proponents argue that the opening of more economies around the globe and the attendant increase in global competition, coupled with productivity benefits from the technology revolution beginning to flow through to both the manufacturing and service sectors of the economy, are the primary reasons why inflation has not reared its ugly head. As a result of this, it is felt that the economy's non-inflationary growth rate is now closer to 3%-3.5%, rather than the conventional norm of 2.5%, and therefore, policy makers shouldn't try to impede the higher rate due to inflationary fears. Traditionalists argue that it is only a matter of time before low unemployment combined with strong growth will lead to inflation accelerating, as employer's bid up wages to attract needed workers.

This ongoing debate between the two schools of thought leads to uncertainty in the market. Compounding this is increased questioning of the accuracy of government statistics measuring productivity and inflation. As a result, investors and particularly bond market participants, intensely scrutinize comments by Fed officials to determine which camp they may fall into.

PORTFOLIO REVIEW

The primary objectives of Babson Bond Trust are to attain a favorable total return over the long run, provide a high level of income, and maintain reasonable stability of principal.

We continue to diversify corporate exposure in an ongoing effort to minimize credit risk and limit the impact of market volatility. In recent activity, exposure to the energy and hotel and lodging sectors has been added to the portfolios. Three energy related debt issues were purchased: Tosco, one of the largest independent petroleum refiners and the largest operator of convenience and gasoline retail stores in the U.S.; Airgas, the largest independent distributor of industrial, medical and specialty gases; and Petroleum Geo-Services, a firm that acquires, processes, and sells state of the art marine seismic data, used in the exploration for oil and gas. In the hotel sector, a Marriott International bond was purchased. Marriott's business is divided between hotel operations and contract services. In recent years, the full service hotel industry has had very strong fundamentals due to limited new construction and a healthy economy. The fee based contract services business adds stability to Marriott's earnings and cash flows.

In addition, we sold Southern Pacific equipment trust certificates (ETC's), purchased last fall, when ETC's were trading at a yield equal to Southern Pacific's unsecured debentures. By February, that relationship corrected itself, and we successfully swapped into a twelve-year bond issued by Union Pacific, the recent acquirer of Southern Pacific, for an additional ten basis points. In another swap, we took advantage of a steepening in the Lockheed Martin credit curve, switching from a twenty-year bond into a thirty-year bond for a ten basis point pickup. Lockheed continues to successfully integrate Loral into its operations and to improve its balance sheet.

Currently, the average maturity is 5.5 years for Portfolio S and 10 years for Portfolio L, after taking into consideration bonds trading to their call dates and average life assumptions for mortgage and asset-backed securities. A more precise measure of a portfolio's sensitivity to change in the level of interest rates is its average effective duration. Portfolio S and L have average effective durations of 3.7 and 4.9 years, respectively.

We appreciate your continued interest and participation in Babson Bond Trust.

Sincerely,


/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
May 31, 1997 (unaudited)

PORTFOLIO L

MOODY'S                                                 PRINCIPAL                 MARKET VALUE
RATING  DESCRIPTION                                     AMOUNT                     (NOTE 1-A)
CORPORATE BONDS - 53.99%
BANKS AND FINANCE - 17.44%
  Baa2  American Stores Company,
	  8.00% debentures,
          due June 1, 2026                           $       1,150,000         $      1,166,698
  Aa3   Associates Corporation North America,
	  6.75% notes,
          due July 15, 2001                                  4,500,000                4,486,545
  Aa3   Chase Capital I, Series A,
	  7.67% capital securities,
          due December 1, 2026                                 700,000                  666,253
  Aa3   Chase Capital II, Series B,
	  6.06% capital securities,
          due February 1, 2027                               1,300,000                1,258,559
  A1    Ford Capital B V,
	  10.125% notes,
          due November 15, 2000                              2,500,000                2,737,350
  Aaa   Green Tree Financial Corporation,
          CMO Series 92-1 REMIC Trust, Cl. A-3,
	  6.70% manufactured housing certificates,
          due October 15, 2017                               2,750,000                2,737,927
  Baa3  Green Tree Securitized Net Interest
          Margin Trust,
          Series 95-A,
	  7.25% certificates,
          due July 15, 2005                                    623,299                  611,020
  Aaa   Merrill Lynch Mortgage Investors Incorporated,
          Series 92-B REMIC Trust, Cl. A-3,
	  8.30% manufactured housing certificates,
          due April 15, 2012                                 2,350,000                2,387,436
  Aa2   Morgan (J.P.) & Company, Incorporated,
	  7.54%
          due January 15, 2027                               2,000,000                1,882,560
  Baa1  Southern Investments UK PLC,
	  6.375% senior notes,
          due November 15, 2001                              1,300,000                1,268,735
  A2    SunTrust Banks, Incorporated,
	  6.00% subordinate notes,
          due February 15, 2026                              3,000,000                2,782,920
  Aa3   Wachovia Capital Trust II,
	  6.32% capital securities,
          due January 15, 2027                               1,300,000                1,273,532
                                                            23,473,299               23,259,535
COMMUNICATIONS - 5.56%
  Aa1   BellSouth Savings & Employee Stock
          Ownership Trust,
	  9.19% medium term notes,
          due July 1, 2003                                   1,053,165                1,115,249
  Ba1   TCI Communications, Incorporated,
	  8.65% senior notes,
          due September 15, 2004                             1,050,000                1,093,428
  Ba1   Tele Communications, Incorporated,
	  8.75% debentures,
          due February 15, 2023                              1,000,000                  969,450
  Baa3  Time Warner Entertainment Company L P,
	  8.375% senior debentures,
          due March 15, 2023                         $       2,350,000         $      2,367,837
  Baa2  Tosco Corporporation,
	  7.625% notes,
          due May 15, 2006                                   1,850,000                1,876,918
                                                             7,303,165                7,422,882
DIVERSIFIED - 1.80%
  Baa1  Marriott International, Incorporated,
	  7.875% notes,
          due April 15, 2005                                 2,350,000                2,401,489

INDUSTRIALS - 19.67%
  Baa3  Airgas, Incorporated,
	  7.14% medium term notes,
          due March 8, 2004                                  1,650,000                1,642,030
  A3    Cardinal Health, Incorporated,
	  6.00% notes,
          due January 16, 2006                               2,900,000                2,682,935
  Baa1  Comdisco, Incorporated,
	  6.375% shelf issue,
          due November 30, 2001                              4,675,000                4,551,393
  A2    Cooper Industries, Incorporated,
	  7.87% medium term notes,
          due November 18, 1998                              5,000,000                5,109,350
  A1    Ford Motor Company Delaware,
	  7.25% notes,
          due October 1, 2008                                2,900,000                2,882,223
  Baa2  Georgia-Pacific Corporation,
	  9.625% debentures,
          due March 15, 2022                                 1,500,000                1,611,075
  A2    Hydro Quebec, Series IQ,
	  8.05% debentures,
          due July 7, 2024                                   3,100,000                3,324,812
  A3    Lockheed Martin Corporation,
	  7.70% guaranteed notes,
          due June 15, 2008                                  2,450,000                2,523,524
  A3    Lockheed Martin Corporation,
	  7.65% notes,
          due May 1, 2026                                      930,000                  937,198
  A2    Philip Morris Companies, Incorporated,
	  7.20% senior notes,
          due February 1, 2007                               1,000,000                  978,920
                                                            26,105,000               26,243,460
TRANSPORTATION - 4.99%
  Baa2  CSX Corporation,
	  9.50% notes,
          due August 1, 2000                         $       1,775,000         $      1,907,965
  Baa3  Delta Air Lines, Incorporated Delaware,
	  10.375% debentures,
	  due December 15, 2022                              2,330,000                2,885,262
  Baa1  United Airlines Pass Thru Trusts,
	  7.27% pass thru certificates,
	  Series 96-A, Cl. A-1,
	  due January 30, 2013                               1,911,349                1,857,411
							     6,016,349                6,650,638
U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 3.04%
  Baa2  Canadian National Railway Company,
	  7.00% notes,
	  due March 15, 2004                                 1,950,000                1,921,159
  Baa1  Newfoundland Province of Canada,
	  8.65% debentures,
	  due October 22, 2022                               1,950,000                2,131,292
							     3,900,000                4,052,451
UTILITIES - 1.49%
  Baa3  United Illuminating Company,
	  6.20% notes,
	  due January 15, 1999                               2,000,000                1,991,020


TOTAL CORPORATE BONDS - 53.99%                              71,147,813               72,021,475

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 37.66%
 (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 13.27%
  *Government National Mortgage Association,
     7.50%, due March 15, 2007                                 174,051                  174,540
  *Government National Mortgage Association,
     7.50%, due July 15, 2007                                  292,522                  293,344
  *Government National Mortgage Association,
     8.00%, due October 15, 2007                               405,016                  417,413
  *Government National Mortgage Association,
     8.00%, due November 15, 2009                            5,055,994                5,210,808
  *Government National Mortgage Association,
     9.50%, due April 15, 2016                       $          63,927         $         69,000
  *Government National Mortgage Association,
     9.50%, due January 15, 2019                               184,308                  198,658
  *Government National Mortgage Association,
     8.00%, due May 15, 2022                                   628,490                  643,800
  *Government National Mortgage Association,
     7.00%, due March 15, 2024                               4,220,722                4,131,032
  *Government National Mortgage Association,
     8.50%, due August 15, 2024                                341,154                  354,585
  *Government National Mortgage Association,
     8.00%, due December 15, 2026                            4,939,043                5,025,477
   Small Business Administration
     guaranteed development
     participation certificates, Series 88-20 G,
     9.80% debentures,
     due July 1, 2008                                          313,995                  342,531
   Small Business Administration
     guaranteed development
     participation certificates, Series 88-20 H,
     10.05% debentures,
     due August 1, 2008                                        365,848                  403,358
   Small Business Administration
     guaranteed development
     participation certificates, Series 89-20 D,
     10.05% debentures,
     due April 1, 2009                                         396,819                  439,449
                                                            17,381,889               17,703,995
U.S. GOVERNMENT SECURITIES - 14.47%
   U.S. Treasury Bonds,
     8.125%, due May 15, 2021                                1,800,000                2,030,616
   U.S. Treasury Notes,
     6.25%, due March 31, 1999                               1,000,000                1,001,410
   U.S. Treasury Notes,
     5.875%, due February 15, 2000                           4,000,000                3,955,000
   U.S. Treasury Notes,
     11.125%, due August 15, 2003                            1,520,000                1,867,700
   U.S. Treasury Notes,
     7.25%, due August 15, 2004                              5,000,000                5,178,900
   U.S. Treasury Notes,
     8.125%, due August 15, 2019                             4,645,000                5,262,646
                                                            17,965,000               19,296,272
GOVERNMENT SPONSORED ENTERPRISES - 9.92%
   Federal Home Loan Mortgage Corporation,
     6.30%, due April 8, 1999                        $       3,150,000         $      3,139,164
   Federal Home Loan Mortgage Corporation,
     7.61%, due October 20, 1999                             3,000,000                3,022,980
   Federal Home Loan Mortgage Corporation,
     7.75%, due April 1, 2008                                  341,001                  344,895
   Federal Home Loan Mortgage Corporation,
     7.75%, due November 1, 2008                                74,963                   75,654
   Federal Home Loan Mortgage Corporation,
     8.00%, due August 1, 2009                                  78,908                   80,290
   Federal Home Loan Mortgage Corporation,
     8.25%, due October 1, 2010                                552,334                  565,044
   Federal Home Loan Mortgage Corporation,
     9.00%, due June 1, 2016                                   218,058                  229,120
   Federal Home Loan Mortgage Corporation,
     8.00%, due October 1, 2018                                294,538                  302,028
   Federal Home Loan Mortgage Corporation,
     7.50%, due February 1, 2021                             1,695,417                1,706,606
   Federal Home Loan Mortgage Corporation,
     9.00%, due January 1, 2024                                134,621                  141,401
   Federal National Mortgage Association,
     7.00%, due December 1, 2007                               650,602                  647,447
   Federal National Mortgage Association,
     8.25%, due January 1, 2009                                310,734                  319,487
   Federal National Mortgage Association,
     8.00%, due February 1, 2009                               324,647                  332,160
   Federal National Mortgage Association,
     7.50%, due September 1, 2011                              495,001                  499,487
   Federal National Mortgage Association,
     conventional mortgage pass-thru,
     8.50%, due July 1, 2013                                   105,247                  108,496
   Federal National Mortgage Association,
     MO Series 88-16B, guaranteed REMIC pass-thru,
     9.50%, due June 25, 2018                                  275,517                  288,259
   Federal National Mortgage Association,
     CMO Series 90-52D, REMIC Trust,
     9.30%, due May 25, 2019                         $       1,177,054         $      1,202,808
   Federal National Mortgage Association,
     9.25%, due October 1, 2020                                219,275                  231,837
                                                            13,097,917               13,237,163

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 37.66%               48,444,806               50,237,430

REPURCHASE AGREEMENT - 6.89%
  UMB Bank, n.a.,
  4.90%, due June 2, 1997
  (Collateralized by U.S. Treasury Notes,
  7.875%, due November 15, 1999)                             9,185,000                9,185,000

TOTAL INVESTMENTS - 98.54%                           $     128,777,619              131,443,905

Other assets less liabilities - 1.46%                                                 1,945,475

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.51 per share;
   88,128,426 shares outstanding)                                              $    133,389,380

*Mortgage-backed securities

See accompanying Notes to Financial Statements.


STATEMENT OF NET ASSETS
May 31, 1997 (unaudited)

PORTFOLIO S

MOODY'S                                                 PRINCIPAL                 MARKET VALUE
RATING  DESCRIPTION                                      AMOUNT                     (NOTE 1-A)
CORPORATE BONDS - 49.43%
BANKS AND FINANCE - 19.13%
  Baa2  American Stores Company,
	  8.00% debentures,
          due June 1, 2026                           $         300,000         $       304,356
  Aa3   Associates Corporation North America,
	  6.75% notes,
          due July 15, 2001                                    250,000                 249,252
  Aa3   Chase Capital I, Series A,
	  7.67% capital securities,
          due December 1, 2026                                 250,000                 237,948
  Aa3   Chase Capital II, Series B,
	  6.06% capital securities,
          due February 1, 2027                                 375,000                 363,046
  A3    Chrysler Financial Corporation,
	  6.375% notes,
          due January 28, 2000                                 600,000                 596,280
  A2    Credithrift Financial Corporation,
	  9.76% medium term notes,
          due September 18, 1998                               150,000                 156,331
  A3    General Motors Acceptance Corporation,
	  6.75% notes,
          due February 7, 2002                                1,100,000              1,091,255
  Aaa   Green Tree Financial Corporation,
          CMO Series 92-1 REMIC Trust, Cl. A-3,
	  6.70% manufactured housing certificates,
          due October 15, 2017                                  750,000                746,707
  Baa3  Green Tree Securitized Net Interest
          Margin Trust,
          Series 94 A,
	  6.90% certificates,
          due February 15, 2004                                 273,829                269,374
  Aaa   Merrill Lynch Mortgage Investors Incorporated,
          Series 92-B REMIC Trust, Cl. A-2,
	  8.05% manufactured housing certificates,
          due April 15, 2012                                     68,722                 68,743
  Aa2   Morgan (J.P.) & Company, Incorporated,
          7.54%, due January 15, 2027                           375,000                352,980
          due April 15, 1998                                  1,075,000              1,102,735
  A2    Sears Roebuck Acceptance Corporation,
	  6.95% notes,
          due May 15, 2002                                      375,000                374,280
  Baa1  Southern Investments UK PLC,
	  6.375% senior notes,
          due November 15, 2001                                 300,000                292,785
  A2    SunTrust Banks, Incorporated,
	  6.00% subordinate notes,
          due February 15, 2026                                 700,000                649,348
  Aa3   Wachovia Capital Trust II,
	  6.32% capital securities,
          due January 15, 2027                                  375,000                367,365
  A2    World Savings & Loan Association,
          Oakland, California,
	  10.25% subordinate notes,
          due October 1, 1997                                   500,000                506,855
                                                              7,817,551              7,729,640
COMMUNICATIONS - 5.95%
  Aa1   BellSouth Savings & Employee Stock
          Ownership Trust,
	  9.19% medium term notes,
          due July 1, 2003                           $          763,666        $       808,684
  Baa3  Time Warner Entertainment Company L P,
	  8.875% senior notes,
          due October 1, 2012                                 1,000,000              1,087,570
  Baa2  Tosco Corporation,
	  7.625% notes,
          due May 15, 2006                                      500,000                507,275
                                                              2,263,666              2,403,529
DIVERSIFIED - 1.45%
  Baa1  Marriott International, Incorporated,
	  7.875% notes,
          due April 15, 2005                                    575,000                587,598

INDUSTRIALS - 15.93%
  Baa3  Airgas, Incorporated,
	  7.14% medium term notes,
          due March 8, 2004                                     550,000                547,344
  A3    Cardinal Health, Incorporated,
	  6.50% notes,
          due February 15, 2004                                 650,000                629,597
  A3    Cardinal Health, Incorporated,
	  6.00% notes,
          due January 15, 2006                                  850,000                786,378
  Baa1  Comdisco, Incorporated,
	  6.375% shelf issue,
          due November 30, 2001                               1,000,000                973,560
  A2    Cooper Industries, Incorporated,
	  7.87% medium term notes,
          due November 18, 1998                                 500,000                510,935
  A1    Ford Motor Company Delaware,
	  7.25% notes,
          due October 1, 2008                                   700,000                695,709
  A2    Hydro-Quebec, Series IO,
	  8.05% debentures,
          due July 7, 2024                                      925,000                992,081
  A3    Lockheed Martin Corporation,
	  7.70% guaranteed notes,
          due June 15, 2008                                     300,000                309,003
  Baa2  McDonnell Douglas Finance Corporation,
	  6.50% medium term senior notes,
          due July 1, 1998                                      500,000                499,305
  Baa3  Petroleum Geo-Services A/S,
	  7.50% notes,
          due March 31, 2007                                    300,000                298,689
  A2    Philip Morris Companies, Incorporated,
	  7.20% senior notes,
          due February 1, 2007                                  200,000                195,784
                                                              6,475,000              6,438,385
TRANSPORTATION - 3.37%
  Baa2  CSX Corporation,
	  9.00% debentures,
          due August 15, 2006                        $          225,000        $       254,385
  Baa1  Norfolk Southern Corporation,
	  6.70% notes,
          due May 1, 2000                                       400,000                399,492
  Baa2  Union Pacific Corporation,
	  7.25% notes,
          due November 1, 2008                                  300,000                297,027
  Baa1  United Airlines Pass Thru Trusts,
	  7.27% pass thru certificates,
	  Series 96-A, Cl. A-1,
          due January 30, 2013                                  421,986                410,078
                                                              1,346,986              1,360,982

U.S. DOLLAR DENOMINATED CANADIAN SECURITIES - 2.37%
  Baa2  Canadian National Railway Company,
	  7.00% notes,
          due March 15, 2004                                    500,000                492,605
  Aa3   Ontario Province of Canada,
	  6.00% bonds,
          due February 21, 2006                                 500,000                464,140
                                                              1,000,000                956,745

UTILITIES - 1.23%
  Baa3  United Illuminating Company,
	  6.20% notes,
          due January 15, 1999                                  500,000                497,755


TOTAL CORPORATE BONDS - 49.43%                               19,978,203             19,974,634

U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES AND
GOVERNMENT SPONSORED ENTERPRISES - 38.55%
 (All rated Aaa)
U.S. GOVERNMENTAL AGENCY - 12.25%
      *Government National Mortgage Association,
         8.00%, due October 15, 2007                             29,364                 30,263
      *Government National Mortgage Association,
         8.00%, due November 15, 2009                           907,328                935,110
      *Government National Mortgage Association,
         7.50%, due October 15, 2011                            518,686                526,301
     *Government National Mortgage Association,
        7.50%, due November 15, 2011                            497,095                504,392
     *Government National Mortgage Association,
        9.50%, due September 15, 2019                $           20,844        $        22,466
     *Government National Mortgage Association,
        8.00%, due December 15, 2022                            362,754                371,590
     *Government National Mortgage Association,
        7.00%, due May 15, 2024                                 862,547                844,218
     *Government National Mortgage Association,
        8.50%, due August 15, 2024                              716,303                744,503
     *Government National Mortgage Association,
        8.00%, due November 15, 2026                            897,355                913,059
      Small Business Administration
        guaranteed development
        participation certificates,
        Series 88-20 G,
        9.80% debentures, due July 1, 2008                       52,332                 57,089
                                                              4,864,608              4,948,991
U.S. GOVERNMENT SECURITIES - 18.35%
      U.S. Treasury Bonds,
       11.125%, due August 15, 2003                             700,000                860,125
      U.S. Treasury Notes,
        6.25%, due March 31, 1999                             1,000,000              1,001,410
      U.S. Treasury Notes,
        5.875%, due February 15, 2000                         3,925,000              3,880,844
      U.S. Treasury Notes,
        6.25%, due February 15, 2003                            900,000                889,596
      U.S. Treasury Notes,
        7.25%, due August 15, 2004                              250,000                258,945
      U.S. Treasury Notes,
        7.50%, due February 15, 2005                            500,000                525,705
                                                              7,275,000              7,416,625
GOVERNMENT SPONSORED ENTERPRISES - 7.95%
      Federal Home Loan Mortgage Corporation,
        6.30%, due April 8, 1999                                750,000                747,420
      Federal Home Loan Mortgage Corporation,
        8.25%, due July 1, 2008                                  48,858                 49,555
      Federal Home Loan Mortgage Corporation,
        9.00%, due June 1, 2016                                 176,123                185,058
      Federal Home Loan Mortgage Corporation,
        8.00%, due May 1, 2017                                   65,468                 67,218
      Federal Home Loan Mortgage Corporation,
       CMO Series 130-E,
        9.00%, due May 15, 2021                                 226,053                231,138
      Federal National Mortgage Association,
        7.00%, due December 1, 2007                  $          120,826        $       120,240
      Federal National Mortgage Association,
        8.25%, due January 1, 2009                               32,368                  3,280
      Federal National Mortgage Association,
        7.50%, due September 1, 2011                            495,001                499,487
      Federal National Mortgage Association,
        8.00%, due June 30, 2012                              1,000,000              1,025,156
      Federal National Mortgage Association,
        CMO Series 90-52D, REMIC Trust,
        9.30%, due May 25, 2019                                 128,406                131,215
      Federal National Mortgage Association,
        9.25%, due October 1, 2020                              115,408                122,019
                                                              3,158,511              3,211,790

TOTAL U.S. GOVERNMENTAL AGENCY, GOVERNMENT SECURITIES
AND GOVERNMENT SPONSORED ENTERPRISES - 38.55%                15,298,119             15,577,406

REPURCHASE AGREEMENT - 13.12%
  UMB Bank, n.a.,
  4.90%, due June 2, 1997
  (Collateralized by U.S. Treasury Notes,
  7.875%, due November 15, 1999)                              5,300,000              5,300,000

TOTAL INVESTMENTS -- 101.10%                         $       40,576,322             40,852,040

Other assets less liabilities - (1.10%)                                              (444,446)

TOTAL NET ASSETS - 100.00%
 (equivalent to $9.58 per share;
  4,215,828 shares outstanding)                                                $    40,407,594

*Mortgage-backed securities.

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
May 31, 1997 (unaudited)

                                                     PORTFOLIO L                 PORTFOLIO S
ASSETS:
  Investments in securities:
    Corporate and general obligation bonds,
     at market value
     (identified cost $72,835,397 [L],
      $20,209,685 [S])                               $      72,021,475           $      19,974,634
  U.S. governmental agency,
    government securities and government sponsored
    enterprises, at market value
    (identified cost $49,908,302 [L],
     $15,530,446 [S])                                       50,237,430                  15,577,406
  Repurchase agreement,
   at cost - approximates market value                       9,185,000                   5,300,000
    Total investments                                      131,443,905                  40,852,040

  Cash                                                         -                            14,430
   Interest receivable                                       2,065,555                     563,708
   Other assets                                                  7,456                       2,572
           Total assets                                    133,516,916                  41,432,750

LIABILITIES AND NET ASSETS:
  Cash overdraft                                               104,464                         -
  Payable for investments purchased                                -                     1,025,156
  Other liabilities                                             23,072                        -
           Total liabilities                                   127,536                   1,025,156
NET ASSETS                                           $     133,389,380           $      40,407,594

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)        $     139,454,086           $      43,141,484
  Accumulated undistributed income (loss):
    Undistributed net investment income                        259,884                        -
    Undistributed net realized loss on
    investment transactions                                (5,839,796)                 (2,545,799)
  Net unrealized depreciation
   in value of investments                                   (484,794)                   (188,091)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES          $     133,389,380           $      40,407,594

Capital shares outstanding                                  88,128,426                   4,215,828

NET ASSET VALUE PER SHARE                            $            1.51           $            9.58

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended May 31, 1997 (unaudited)

                                                     PORTFOLIO L                 PORTFOLIO S

INVESTMENT INCOME:
  Income:
    Interest                                         $       5,100,558           $      1,352,410

  Expenses (Note 2):
    Management fees                                            641,904                    179,281
    Registration fees and expenses                              12,126                      3,306
      Total expenses before voluntary reduction                      -                    182,587
      Less: voluntary reduction of management fee                    -                   (56,615)
      Net expenses                                             654,030                    125,972
      Net investment income (Note 1-B)                       4,446,528                  1,226,438

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Realized loss from investment transactions
   (excluding maturities of short-term
    commercial notes and repurchase agreements):
   Proceeds from sales of investments                       66,875,864                 16,057,749
   Cost of investments sold                                 67,706,320                 16,564,998
     Net realized loss from investment transactions          (830,456)                  (507,249)
  Unrealized appreciation (depreciation) of investments:
    Beginning of period                                      2,401,780                    (8,280)
    End of period                                            (484,794)                  (188,091)
      Unrealized depreciation of investments
       during the period                                   (2,886,574)                  (179,811)
      Net loss on investments                              (3,717,030)                  (687,060)
      Increase in net assets resulting
       from operations                                $        729,498           $        539,378

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                                          Six Months Ended
                                                           May 31, 1997                    Year Ended
                                                            (unaudited)                 November 30, 1996
                                                     PORTFOLIO L     PORTFOLIO S   PORTFOLIO L     PORTFOLIO S
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                              $  4,446,528  $  1,226,438    $ 10,323,635    $  2,257,472
  Net realized loss from
   investment transactions                              (830,456)     (507,249)     (1,367,653)       (537,313)
  Unrealized appreciation (depreciation)
  of investments during the period                    (2,886,574)     (179,811)     (1,588,047)         119,740
   Net increase in net assets resulting
    from operations                                       729,498       539,378       7,367,935       1,839,899
DISTRIBUTIONS TO SHAREHOLDERS FROM:**
  Net investment income                               (4,446,528)   (1,226,438)    (10,323,635)     (2,257,472)
  Net realized gain from investment
   transactions                -                            -             -                               -
   Total distributions to shareholders                (4,446,528)   (1,226,438)    (10,323,635)     (2,257,472)
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:*
  Proceeds from shares sold                             9,188,233    10,460,799      23,760,936       9,617,449
  Net asset value of shares issued for
   reinvestment of distributions                        3,596,235     1,000,914       8,272,174       1,709,489
                                                       12,784,468    11,461,713      32,033,110      11,326,938
  Cost of shares repurchased                         (17,938,683)   (4,542,201)    (47,467,140)     (9,886,471)
   Net increase (decrease) from
    capital share transactions                        (5,154,215)     6,919,512    (15,434,030)       1,440,467
    Total increase (decrease) in net assets           (8,871,245)     6,232,452    (18,389,730)       1,022,894
NET ASSETS:
  Beginning of period                                 142,260,625    34,175,142     160,650,355      33,152,248
  End of period
  (including undistributed net investment income
   of $259,884 [L] and $-- [S], respectively)        $133,389,380  $ 40,407,594    $142,260,625    $ 34,175,142

*Shares issued and repurchased:
  Number of shares sold                                 6,054,546     1,086,597      15,421,389         990,865
  Number of shares issued for
   reinvestment of distributions                        2,370,734       104,266       5,387,854         176,067
                                                        8,425,280     1,190,863      20,809,243       1,166,932
  Number of shares repurchased                       (11,801,037)     (472,458)    (30,899,645)     (1,019,424)
   Net increase (decrease)                            (3,375,757)       718,405    (10,090,402)         147,508

**Distributions to shareholders:
  Income dividends per share                         $      .0496  $      .3111    $      .1070    $      .6921
  Capital gains distribution per share               $      -      $      -        $      -        $      -

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company of the Series type. Its shares are currently issued in two Series with each Series, in effect, representing a separate Fund. The Trust is required to account for the assets of each Series separately and to allocate general liabilities of the Trust to each Series based upon the net asset value of each Series. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

A. Security Valuation - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations provided by an independent pricing service or by utilizing matrix pricing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

B. Federal and State Taxes - It is the Trust's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of each Series' taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

C. Other - Security transactions are accounted for on the date the securities are purchased or sold. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Discounts and premiums on securities are generally not amortized.

2. MANAGEMENT FEES:

Management fees for services which include administration, trustees' and agents' compensation and all other operating expenses of the Trust except the cost of acquiring and disposing of portfolio securities, the taxes, if any, imposed directly on the Trust and its shares and the cost of qualifying the Trust's shares for sale in any jurisdiction are paid to Jones & Babson, Inc. These fees are based on average daily net assets of Portfolio L and Portfolio S, at the annual rate of .95 of 1%, except during the period December 1, 1996 to May 31, 1997, when the fee for Portfolio S was reduced to an annual rate of
 .65 of 1% of the average daily net asset value of the portfolio. Certain officers and/or trustees of the Trust are officers and/or directors of Jones & Babson, Inc.

3. INVESTMENT TRANSACTIONS:

Investment transactions for the period ended May 31, 1997 (excluding maturities of short-term commercial notes and repurchase agreements) are as follows:
Portfolio L
		Purchases                            $         49,144,515
		Proceeds from sales                            66,875,864
Portfolio S
		Purchases                            $         20,762,468
		Proceeds from sales                            16,057,749

This report has been prepared for the information of the Shareholders of D.L. Babson Bond Trustand is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Equities

Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

Fixed Income
Bond Trust
Money Market Fund
Tax-Free Income Fund


* Closed to new investors.


JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON

(1-800-422-2766)

http://www.jbfunds.com